UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/07

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redwood Investments, LLC
Address: One Gateway center, Suite 802
         Newton, MA 02458

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven T. Flammey
Title:   CFO/Chief Compliance Officer
Phone:   (617) 467-3027

Signature, Place, and Date of Signing:


/S/ Steven T. Flammey           Newton, MA               04/27/2007
- -----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reprting for this Manager:
	NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         94

Form 13F Information Table Value Total:     112,907
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100      222     3980 SH       SOLE                     3980
AIR PRODUCTS & CHEMICAL INC    COM              009158106     1528    20660 SH       SOLE                    11320              9340
AKAMAI TECHNOLOGIES INC COM    COM              00971T101      779    15605 SH       SOLE                    11650              3955
ALLGEHENY TECHNOLOGIES INC     COM              01741R102     2192    20545 SH       SOLE                    12040              8505
ALLIANCE DATA SYSTEMS CORP COM COM              018581108     1572    25514 SH       SOLE                    20234              5280
ANADARKO PETROLEUM CORP        COM              032511107      263     6120 SH       SOLE                     6120
ANADIGICS INC COM              COM              032515108      936    79196 SH       SOLE                    59156             20040
APPLE INC                      COM              037833100     2700    29063 SH       SOLE                    18288             10775
AT + T                         COM              00206R102     2518    63866 SH       SOLE                    37141             26725
BANK OF AMERICA CORP           COM              060505104     1460    28616 SH       SOLE                    14466             14150
BARE ESCENTUALS INC            COM              067511105      968    26975 SH       SOLE                    20070              6905
BE AEROSPACE INC               COM              073302101      662    20875 SH       SOLE                    20435               440
BEST BUY INC                   COM              086516101     1788    36704 SH       SOLE                    22250             14454
BOEING CO                      COM              097023105     1319    14830 SH       SOLE                     7215              7615
CAPELLA EDUCATION COMPANY      COM              139594105      713    21255 SH       SOLE                    15890              5365
CARMAX INC                     COM              143130102      329    13400 SH       SOLE                    10000              3400
CB RICHARD ELLIS GROUP INC-A   COM              12497T101     1554    45460 SH       SOLE                    22000             23460
CELGENE CORP                   COM              151020104      337     6430 SH       SOLE                     6430
CEPHALON INC COM               COM              156708109     1380    19386 SH       SOLE                    15986              3400
CHEVRONTEXACO CORP             COM              166764100     1220    16492 SH       SOLE                     9122              7370
CHUBB CORP                     COM              171232101     1456    28179 SH       SOLE                    16314             11865
CISCO SYSTEMS INC              COM              17275R102     1695    66399 SH       SOLE                    40124             26275
COACH INC                      COM              189754104      510    10190 SH       SOLE                    10190
COGNIZANT TECHNOLOGY SOLUTIONS COM              192446102     2088    23659 SH       SOLE                    15384              8275
COMCAST CORP-CL A              COM              20030N101     2056    79215 SH       SOLE                    47738             31477
COMMSCOPE INC                  COM              203372107     1042    24285 SH       SOLE                    17900              6385
CONOCOPHILLIPS                 COM              20825C104      919    13440 SH       SOLE                     5790              7650
CORE LABORATORIES NV F         COM              N22717107     1235    14730 SH       SOLE                    11020              3710
CORNING INC                    COM              219350105     1820    80040 SH       SOLE                    48910             31130
CORRECTIONS CORP OF AMERICA    COM              22025Y407     1741    32975 SH       SOLE                    19740             13235
COVENTRY HEALTH CARE INC COM   COM              222862104      872    15556 SH       SOLE                    11621              3935
CVS CORP                       COM              126650100     1750    51245 SH       SOLE                    31155             20090
DIGENE CORP COM                COM              253752109      731    17238 SH       SOLE                    12873              4365
DOLLAR FINANCIAL CORP          COM              256664103      361    14280 SH       SOLE                    10665              3615
EMERGENCY MED SVCS CORP-A      COM              29100P102      835    28345 SH       SOLE                    21075              7270
EMERSON ELECTRIC CO            COM              291011104     2421    56174 SH       SOLE                    35014             21160
EXPRESS SCRIPTS INC            COM              302182100     1276    15810 SH       SOLE                     9260              6550
EXXON MOBIL CORP               COM              30231G102     1833    24294 SH       SOLE                    24294
FPL GROUP INC                  COM              302571104     1351    22089 SH       SOLE                     9734             12355
GENERALE CABLE CORP DEL NEW CO COM              369300108     1462    27364 SH       SOLE                    21939              5425
GENZYME CORP COM GEN DIV       COM              372917104      261     4345 SH       SOLE                     4345
GFI GROUP INC COM              COM              361652209     1162    17100 SH       SOLE                    12775              4325
GILEAD SCIENCES INC            COM              375558103     1663    21690 SH       SOLE                    13535              8155
GOLDMAN SACHS GROUP INC        COM              38141G104     2791    13509 SH       SOLE                     8129              5380
GOOGLE INC CL A                COM              38259P508     1443     3150 SH       SOLE                     2020              1130
HALLIBURTON CO                 COM              406216101     1528    48128 SH       SOLE                    25773             22355
HARRIS CORP DEL COM            COM              413875105     1629    31978 SH       SOLE                    26638              5340
HCC INS HLDGS INC              COM              404132102      822    26685 SH       SOLE                    19940              6745
HEWLETT PACKARD CO             COM              428236103     2452    61077 SH       SOLE                    37257             23820
HOLOGIC INC                    COM              436440101     1013    17570 SH       SOLE                    13130              4440
INTERCONTINENTALEXCHANGE INC   COM              45865V100      606     4960 SH       SOLE                     3705              1255
INTUITIVE SURGICAL INC         COM              46120E602      770     6330 SH       SOLE                     4725              1605
J CREW GROUP INC               COM              46612H402      363     9045 SH       SOLE                     6760              2285
JACOBS ENGINEERING GROUP INC   COM              469814107      727    15580 SH       SOLE                    11630              3950
JOHNSON CONTROLS INC           COM              478366107      208     2200 SH       SOLE                     2200
JONES LANG LASALLE INC COM     COM              48020Q107     1314    12600 SH       SOLE                    10275              2325
JPMORGAN CHASE & CO            COM              46625H100     1852    38286 SH       SOLE                    22781             15505
KENEXA CORP COM                COM              488879107      785    25206 SH       SOLE                    18756              6450
MARTHA STEWART LIVING INC CL A COM              573083102      529    31115 SH       SOLE                    23245              7870
MASTERCARD INC                 COM              57636Q104     1850    17415 SH       SOLE                    10335              7080
MCDONALDS CORP                 COM              580135101      270     6000 SH       SOLE                     6000
MEDTRONIC INC                  COM              585055106      474     9660 SH       SOLE                     9660
MELCO PBL ENTERTAINMENT        COM              585464100      177    10975 SH       SOLE                    10975
MELLANOX TECHNOLOGIES LTD      COM              M51363113      565    38670 SH       SOLE                    28890              9780
MELLON FINANCIAL CORP          COM              58551A108     1192    27640 SH       SOLE                    13545             14095
MEMC ELECTRONIC MATERIALS INC  COM              552715104     1892    31225 SH       SOLE                    19765             11460
MERRILL LYNCH & CO INC         COM              590188108     1190    14568 SH       SOLE                     7248              7320
MIDDLEBY CORP                  COM              596278101     1211     9185 SH       SOLE                     6850              2335
NIGHTHAWK RADIOLOGY HLDGS INC  COM              65411n105      669    36805 SH       SOLE                    27385              9420
NUTRI SYS INC NEW COM          COM              67069D108      438     8355 SH       SOLE                     6305              2050
NYSE GROUP INC                 COM              62949W103     1002    10690 SH       SOLE                     5985              4705
OFFICEMAX INC DEL COM          COM              67622P101     1014    19235 SH       SOLE                    14370              4865
OPTIUM CORPORATION             COM              68402T107      645    33210 SH       SOLE                    24785              8425
ORACLE CORP                    COM              68389X105     1662    91690 SH       SOLE                    53870             37820
PENNEY J C CO                  COM              708160106     2360    28726 SH       SOLE                    16566             12160
PEPSICO INC                    COM              713448108     2045    32172 SH       SOLE                    21402             10770
PHILLIPS VAN HEUSEN CORP COM   COM              718592108     1041    17705 SH       SOLE                    13230              4475
PNM RESOURCES INC              COM              69349H107      847    26230 SH       SOLE                    19570              6660
PROCTER & GAMBLE CO            COM              742718109     2234    35366 SH       SOLE                    21791             13575
ROGERS COMM INC CL B           COM              775109200     1199    36609 SH       SOLE                    16245             20364
SCHERING PLOUGH CORP           COM              806605101     1959    76805 SH       SOLE                    45140             31665
SIRF TECHNOLOGY HOLDINGS INC   COM              82967H101      553    19915 SH       SOLE                    14865              5050
STAPLES INC                    COM              855030102     1450    56117 SH       SOLE                    34137             21980
SUNPOWER CORP-CLASS A          COM              867652109      835    18345 SH       SOLE                    13345              5000
SYNCHRONOSS TECHNOLOGIES INC   COM              87157B103      674    38745 SH       SOLE                    28960              9785
TEREX CORP                     COM              880779103     1129    15730 SH       SOLE                    15525               205
THE GEO GROUP INC              COM              36159R103     1071    23640 SH       SOLE                    17635              6005
THERMO FISHER SCIENTIFIC       COM              883556102     1632    34910 SH       SOLE                    19870             15040
TRANSOCEAN INC                 COM              G90078109      274     3351 SH       SOLE                     3351
TRIUMPH GROUP                  COM              896818101      209     3785 SH       SOLE                                       3785
UNITEDHEALTH GROUP INC         COM              91324P102     2294    43300 SH       SOLE                    26160             17140
W H ENERGY SVCS INC COM        COM              92925E108      580    12400 SH       SOLE                     9255              3145
WILLIAMS SCOTSMAN INTL INC     COM              96950G102      599    30485 SH       SOLE                    22020              8465
XTO ENERGY INC                 COM              98385X106     1859    33909 SH       SOLE                    21621             12288